Supplementary Financial Statement Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplementary Financial Statement Information [Abstract]
Revenues	$ 26	$ 31
Benefit of the government of israel	$ 11